Basis of Presentation and Accounting		6 Months Ended
	May 31, 2021	Jun. 30, 2021
Basis of Presentation and Accounting
Basis of Presentation and Accounting

Note 2: Basis of Presentation and Accounting

The balance sheet is presented in accordance with accounting principles generally accepted in the United States of America. Separate statements of operations, comprehensive income, changes in shareholder's equity, and cash flows have not been presented because there have only been nominal activities in this entity from January 20, 2021 (Inception) through May 31, 2021. For the period from January 20, 2021 (Inception) through May 31, 2021, the Company incurred a total of $515 in interest expense and other bank charges and foreign currency transaction losses of $10 for a total impact of $525.

Basis for Consolidation

The consolidated balance sheet includes the accounts of the Company and its wholly-owned subsidiary. The Company had only nominal operations for the period from January 20, 2021 (Inception) through May 31, 2021.

The condensed consolidated balance sheet includes the accounts of the Company and its wholly owned subsidiary. The Company did not have any operations for the period ended June 30, 2021.